Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-2 Class F
07/10/2025	6.290%	12,824,000	13,154,628
Subordinated Series 2018-4 Class F
10/13/2025	6.940%	6,515,000	6,742,626
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	15,000,000	14,806,710
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	6.670%	13,320,000	13,176,011
Bain Capital Credit CLO Ltd.(a),(b),(c)
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	6.650%	11,450,000	11,450,000
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	6.800%	15,350,000	15,350,000
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.732%	8,686,000	8,665,214
Ballyrock CLO Ltd.(a),(b),(c)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	6.750%	13,050,000	13,050,000
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.353%	8,350,000	8,325,000
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.544%	11,725,000	11,708,046
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.148%	11,400,000	11,267,646
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.424%	8,000,000	7,919,008
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	11,890,489	12,028,590
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	4,035,175	4,095,129
Series 2019-11 Class A
12/15/2045	3.750%	772,290	774,248
Series 2019-2 Class A
08/15/2025	4.000%	5,690,600	5,762,752
Series 2019-3 Class A
10/15/2025	3.750%	6,659,268	6,739,199
Series 2019-7 Class A
01/15/2027	3.750%	7,010,055	7,059,680
Series 2019-8 Class A
12/15/2045	3.750%	3,165,611	3,185,751
Series 2020-1 Class A
01/16/2046	3.500%	5,395,847	5,422,403
Series 2020-2 Class A
02/15/2046	3.600%	4,811,048	4,839,838
Series 2020-T1 Class A
02/15/2046	3.500%	3,523,543	3,529,112
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	17,277,000	17,428,174
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	16,000,000	15,886,765
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.624%	10,900,000	10,885,067
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.614%	13,700,000	13,507,447
Columbia Strategic Income Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	6.800%	12,750,000	12,704,189
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.882%	14,700,000	14,673,658
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.582%	18,500,000	18,375,921
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	6,283,026	6,327,843
Series 2021-1 Class B
11/15/2027	2.130%	12,944,664	12,984,735
Series 2021-3 Class A
05/15/2029	1.150%	54,431	54,222
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	18,300,000	18,912,036
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	7,496,910	7,638,350
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	13,585,000	13,499,996
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	4,659,097	4,682,393
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.474%	6,500,000	6,459,011
Theorem Funding Trust(a)
Series 2020-1A Class B
10/15/2026	3.950%	4,000,000	4,058,360
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	8,855,629	8,911,434
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	7,880,000	7,773,592
Subordinated Series 2021-4 Class C
09/20/2031	3.190%	9,200,000	9,110,965
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	6.461%	6,900,000	6,787,861
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	6.727%	10,025,597	9,917,842
Total Asset-Backed Securities — Non-Agency (Cost $409,213,789)			409,631,452

Commercial Mortgage-Backed Securities - Non-Agency 4.9%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.040%	13,300,000	12,779,426
BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.929%	3,485,000	3,441,316
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	2.329%	11,510,000	11,279,886
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.490%	8,700,000	8,381,906
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.890%	13,700,000	13,643,593
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 01/15/2034	2.340%	7,000,000	6,958,937
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	7,208,000	7,205,505
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	6,000,000	6,205,445
CALI Mortgage Trust(a),(f)
Series 2019-101C Class F
03/10/2039	4.469%	4,700,000	4,179,326
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.340%	17,735,000	17,723,916

2	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.090%	4,000,000	3,997,500
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.811%	8,490,000	8,362,680
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.507%	16,035,000	15,614,849
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.582%	16,759,988	16,680,352
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class F
02/10/2037	3.754%	4,000,000	3,782,951
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	6,713,382
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	16,172,350
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	15,300,000	13,546,931
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.340%	11,937,894	11,937,903
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.934%	8,555,491	8,571,523
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	28,590,000	27,829,194
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	11,490,241
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	15,500,000	14,776,176
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,075,022
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	17,137,369
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,785,000	12,908,071
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	12,485,968
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.590%	10,941,000	10,811,802
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	2.990%	9,645,000	9,392,727
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.865%	9,790,000	9,758,742
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $329,972,345)			336,844,989

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(g)	50	838
Total Consumer Discretionary		838
Energy 0.0%
Energy Equipment & Services 0.0%
Covia Holdings Corp.(g)	74,466	912,209
McDermott International, Inc.(g)	47,856	23,569
Total		935,778
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(g)	14,302	31,286
Southcross Energy Partners LLC(e),(g)	14,393	935
Southcross Energy Partners LLC, Class A(e),(g)	272,263	148,383
Total		180,604
Total Energy		1,116,382

Columbia Strategic Income Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Alloy Finco Ltd.(d),(e),(g)	417,025	0
Total Financials		0
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(g)	23,468	439,039
Total Industrials		439,039
Total Common Stocks (Cost $1,193,224)		1,556,259

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,621,000	2,415,912
Total Convertible Bonds (Cost $2,481,560)			2,415,912

Corporate Bonds & Notes 46.2%

Aerospace & Defense 0.7%
Boeing Co. (The)
05/01/2060	5.930%	13,535,000	18,798,282
Bombardier, Inc.(a)
04/15/2027	7.875%	4,217,000	4,342,402
02/15/2028	6.000%	1,192,000	1,183,767
Moog, Inc.(a)
12/15/2027	4.250%	1,229,000	1,249,394
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	2,921,500
03/15/2026	6.250%	7,663,000	7,948,207
TransDigm, Inc.
06/15/2026	6.375%	2,345,000	2,413,102
03/15/2027	7.500%	1,059,000	1,104,701
11/15/2027	5.500%	4,262,000	4,292,152
01/15/2029	4.625%	3,331,000	3,196,578
05/01/2029	4.875%	2,181,000	2,121,087
Total			49,571,172
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	3,488,000	3,483,540
American Airlines, Inc.(a)
07/15/2025	11.750%	1,807,000	2,191,022
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	8,588,000	8,802,700
Delta Air Lines, Inc.
01/15/2026	7.375%	527,000	609,593
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,045,720	5,162,569
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,104,000	1,178,854
United Airlines, Inc.(a)
04/15/2026	4.375%	2,535,000	2,545,533
Total			23,973,811
Automotive 1.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	3,105,000	3,178,551
04/01/2027	6.500%	195,000	202,471
Clarios Global LP(a)
05/15/2025	6.750%	799,000	835,305
Ford Motor Co.
02/12/2032	3.250%	5,967,000	5,974,215
01/15/2043	4.750%	3,697,000	3,956,177
Ford Motor Credit Co. LLC
03/18/2024	5.584%	3,795,000	4,059,307
09/08/2024	3.664%	3,700,000	3,821,868
11/01/2024	4.063%	3,000,000	3,128,892
06/16/2025	5.125%	6,663,000	7,200,766
11/13/2025	3.375%	1,566,000	1,599,221
08/17/2027	4.125%	7,247,000	7,644,342
02/16/2028	2.900%	1,844,000	1,815,882
11/13/2030	4.000%	755,000	791,935
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	2,851,000	2,980,579
IAA Spinco, Inc.(a)
06/15/2027	5.500%	2,242,000	2,327,067
IHO Verwaltungs GmbH(a),(h)
05/15/2029	6.375%	643,000	695,098
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	2,401,000	2,341,747
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	10,344,000	10,303,915
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	1,028,000	1,069,524
05/15/2027	8.500%	3,927,000	4,146,993
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	1,112,000	1,116,169
Tenneco, Inc.(a)
01/15/2029	7.875%	3,008,000	3,220,860
Total			72,410,884

4	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 4.9%
Bank of America Corp.(i)
10/24/2031	1.922%	47,155,000	45,021,847
10/20/2032	2.572%	19,830,000	19,946,137
Citigroup, Inc.(i)
06/03/2031	2.572%	7,385,000	7,431,177
05/01/2032	2.561%	5,814,000	5,857,457
11/03/2032	2.520%	16,397,000	16,399,053
Goldman Sachs Group, Inc. (The)(i)
04/22/2032	2.615%	13,210,000	13,235,779
07/21/2032	2.383%	25,997,000	25,559,627
HSBC Holdings PLC(i)
05/24/2032	2.804%	12,449,000	12,453,398
11/22/2032	2.871%	27,184,000	27,271,291
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	3,322,000	3,412,309
04/22/2032	2.580%	38,897,000	39,229,220
11/08/2032	2.545%	23,924,000	24,070,699
Morgan Stanley(i)
07/21/2032	2.239%	14,281,000	13,994,840
10/20/2032	2.511%	27,729,000	27,793,255
Wells Fargo & Co.(i)
02/11/2031	2.572%	50,120,000	50,854,061
Total			332,530,150
Brokerage/Asset Managers/Exchanges 0.3%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	720,000	784,804
AG Issuer LLC(a)
03/01/2028	6.250%	717,000	740,282
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,335,000	1,380,960
Hightower Holding LLC(a)
04/15/2029	6.750%	3,414,000	3,446,443
NFP Corp.(a)
08/15/2028	4.875%	3,623,000	3,569,273
08/15/2028	6.875%	8,116,000	8,052,338
Total			17,974,100
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	4,311,000	4,348,097
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	3,624,000	3,740,693
05/15/2029	4.125%	2,167,000	2,130,809
Cemex SAB de CV(a)
11/19/2029	5.450%	10,760,000	11,385,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,728,000	1,673,096
Interface, Inc.(a)
12/01/2028	5.500%	526,000	550,004
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,554,329
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,695,000	1,699,229
07/01/2029	6.125%	3,261,000	3,265,180
12/01/2029	6.000%	3,561,000	3,523,799
White Cap Buyer LLC(a)
10/15/2028	6.875%	2,340,000	2,396,602
Total			36,267,797
Cable and Satellite 2.8%
Cable One, Inc.(a)
11/15/2030	4.000%	1,322,000	1,278,145
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	5,385,000	5,547,493
02/01/2028	5.000%	2,860,000	2,944,490
06/01/2029	5.375%	2,314,000	2,449,957
03/01/2030	4.750%	2,475,000	2,537,927
08/15/2030	4.500%	7,378,000	7,440,686
02/01/2031	4.250%	1,297,000	1,279,799
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	19,992,000	19,952,057
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	5,163,911
06/30/2062	3.950%	10,859,000	10,589,902
CSC Holdings LLC
06/01/2024	5.250%	1,064,000	1,105,837
CSC Holdings LLC(a)
02/01/2028	5.375%	5,078,000	5,219,068
02/01/2029	6.500%	3,568,000	3,773,905
01/15/2030	5.750%	3,974,000	3,896,024
12/01/2030	4.125%	1,000,000	957,120
12/01/2030	4.625%	4,778,000	4,443,152
02/15/2031	3.375%	3,235,000	2,962,232
11/15/2031	5.000%	2,428,000	2,275,617
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,869,000	1,903,121
DISH DBS Corp.(a)
12/01/2028	5.750%	7,520,000	7,404,052
DISH DBS Corp.
06/01/2029	5.125%	19,061,000	16,754,874
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	2,105,000	2,092,822
09/15/2028	6.500%	10,260,000	9,951,621

Columbia Strategic Income Fund | First Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,013,000	2,968,535
08/01/2027	5.000%	574,000	592,321
07/01/2029	5.500%	1,278,000	1,357,476
07/01/2030	4.125%	3,750,000	3,663,946
Videotron Ltd.(a)
06/15/2029	3.625%	33,408,000	33,436,043
Virgin Media Finance PLC(a)
07/15/2030	5.000%	6,205,000	6,018,424
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	3,859,000	4,011,009
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,722,000	2,725,917
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,485,831
Ziggo BV(a)
01/15/2027	5.500%	2,271,000	2,339,238
01/15/2030	4.875%	9,706,000	9,812,070
Total			194,334,622
Chemicals 0.8%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,235,000	2,123,997
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,180,000	2,251,895
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	9,000,000	9,069,661
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	4,196,315
HB Fuller Co.
10/15/2028	4.250%	1,289,000	1,318,930
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,567,000	3,471,206
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	2,185,963
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,552,092
Ingevity Corp.(a)
11/01/2028	3.875%	3,405,000	3,262,547
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,870,000	3,083,868
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	1,568,000	1,576,794
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	1,530,000	1,548,314
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,911,094
10/01/2029	6.250%	1,355,000	1,302,936
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
03/15/2027	3.125%	1,499,000	1,465,891
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,512,000	1,486,808
09/30/2029	7.500%	850,000	830,222
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,998,000	4,010,338
08/15/2029	5.625%	5,715,000	5,744,932
Total			53,393,803
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,533,000	5,381,094
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	2,007,684
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	470,000	478,855
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,877,774
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	914,107
01/15/2032	3.750%	1,493,000	1,470,565
Total			12,130,079
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
02/15/2027	6.750%	912,000	948,906
07/15/2029	5.750%	2,672,000	2,613,775
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,049,000	1,038,772
12/01/2028	6.125%	626,000	631,174
ASGN, Inc.(a)
05/15/2028	4.625%	3,031,000	3,106,980
Match Group, Inc.(a)
06/01/2028	4.625%	1,429,000	1,451,085
Staples, Inc.(a)
04/15/2026	7.500%	4,548,000	4,516,688
04/15/2027	10.750%	494,000	449,650
Uber Technologies, Inc.(a)
05/15/2025	7.500%	2,322,000	2,450,499
08/15/2029	4.500%	14,089,000	13,911,331
Total			31,118,860
Consumer Products 0.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,452,000	2,560,665
Mattel, Inc.(a)
12/15/2027	5.875%	1,968,000	2,106,138

6	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.
10/01/2040	6.200%	5,150,000	6,574,712
11/01/2041	5.450%	652,000	768,979
Newell Brands, Inc.
04/01/2046	6.000%	12,600,000	15,654,731
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	968,927
04/01/2031	3.750%	1,414,000	1,354,632
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	1,043,000	1,034,737
Spectrum Brands, Inc.
07/15/2025	5.750%	1,506,000	1,537,879
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	1,593,000	1,540,599
Valvoline, Inc.(a)
02/15/2030	4.250%	2,602,000	2,583,872
Total			36,685,871
Diversified Manufacturing 1.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	1,878,000	1,881,470
Carrier Global Corp.
04/05/2040	3.377%	2,197,000	2,296,696
04/05/2050	3.577%	8,477,000	9,056,191
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,618,040
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	20,891,000	25,260,825
General Electric Co.
03/15/2032	6.750%	6,019,000	8,360,677
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.446%	17,250,000	16,832,149
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,220,817
06/30/2029	5.875%	4,021,000	3,871,821
Resideo Funding, Inc.(a)
09/01/2029	4.000%	2,819,000	2,708,337
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,745,000	1,823,535
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	910,000	925,070
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	4,800,000	5,072,728
06/15/2028	7.250%	1,928,000	2,096,003
Total			84,024,359
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.5%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	12,217,667
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	2,210,000	2,226,636
Calpine Corp.(a)
06/01/2026	5.250%	894,000	915,927
02/15/2028	4.500%	2,705,000	2,690,837
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,073,000	4,283,587
02/15/2031	3.750%	8,020,000	7,932,982
01/15/2032	3.750%	6,095,000	6,009,514
CMS Energy Corp.
03/01/2024	3.875%	1,955,000	2,061,460
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	602,000	702,418
DTE Energy Co.
10/01/2026	2.850%	27,095,000	28,369,551
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	8,398,405
Emera US Finance LP
06/15/2046	4.750%	15,730,000	18,848,761
Georgia Power Co.
03/15/2042	4.300%	8,185,000	9,387,865
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	4,621,000	4,594,569
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,372,565
09/15/2027	4.500%	9,775,000	10,351,209
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,840,000	1,777,081
06/15/2029	5.250%	3,159,000	3,279,288
02/15/2031	3.625%	16,547,000	15,726,479
02/15/2032	3.875%	25,736,000	24,711,923
Pacific Gas and Electric Co.
07/01/2050	4.950%	19,380,000	21,675,236
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	1,051,790
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,900,039
07/01/2030	5.250%	2,663,000	2,741,074
Southern Co. (The)
07/01/2046	4.400%	9,510,000	11,258,445
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,268,000	2,368,953
01/15/2030	4.750%	3,263,000	3,317,682

Columbia Strategic Income Fund | First Quarter Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,934,000	1,986,496
07/31/2027	5.000%	1,280,000	1,296,126
05/01/2029	4.375%	2,302,000	2,259,009
Xcel Energy, Inc.
06/15/2028	4.000%	4,953,000	5,535,364
12/01/2029	2.600%	4,408,000	4,525,847
06/01/2030	3.400%	14,082,000	15,236,586
Total			242,011,371
Environmental 0.4%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,709,000	2,777,534
08/01/2025	3.750%	3,794,000	3,841,675
12/15/2026	5.125%	2,134,000	2,211,176
08/01/2028	4.000%	2,000,000	1,936,173
09/01/2028	3.500%	4,172,000	4,044,407
06/15/2029	4.750%	3,804,000	3,802,201
08/15/2029	4.375%	2,935,000	2,853,430
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	6,776,000	6,737,523
Total			28,204,119
Finance Companies 0.9%
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	2,038,098	1,977,734
Navient Corp.
01/25/2023	5.500%	2,983,000	3,092,700
09/25/2023	7.250%	1,311,000	1,413,297
03/15/2028	4.875%	2,158,000	2,104,740
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,703,000	4,725,647
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,362,000	1,330,419
03/01/2031	3.875%	12,424,000	12,277,528
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	31,741,000	31,114,558
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,639,928
03/15/2024	6.125%	3,440,000	3,635,222
Total			64,311,773
Food and Beverage 2.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,457,000	36,137,969
Bacardi Ltd.(a)
05/15/2048	5.300%	18,640,000	24,831,223
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	9,037,000	9,227,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,293,960
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	1,845,000	1,862,167
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	2,000,000	2,156,410
Kraft Heinz Foods Co.
06/01/2046	4.375%	28,920,000	33,497,071
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	947,476
01/31/2030	4.125%	3,346,000	3,337,522
01/31/2032	4.375%	3,347,000	3,334,638
Performance Food Group, Inc.(a)
05/01/2025	6.875%	1,700,000	1,780,324
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	3,370,000	3,538,500
04/15/2031	4.250%	9,134,000	9,571,062
03/01/2032	3.500%	34,657,000	34,940,438
Post Holdings, Inc.(a)
03/01/2027	5.750%	7,860,000	8,102,803
01/15/2028	5.625%	1,161,000	1,196,346
04/15/2030	4.625%	1,287,000	1,275,837
09/15/2031	4.500%	4,370,000	4,222,191
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,296,000	2,274,048
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,679,000	1,655,856
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,241,000	2,177,988
US Foods, Inc.(a)
04/15/2025	6.250%	265,000	276,443
02/15/2029	4.750%	1,448,000	1,465,326
06/01/2030	4.625%	2,631,000	2,644,229
Total			192,747,786
Gaming 1.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	988,000	1,056,957
06/15/2031	4.750%	3,815,000	3,798,271
Boyd Gaming Corp.
12/01/2027	4.750%	1,887,000	1,908,690
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	8,261,000	8,032,084
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,209,000	2,299,739
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,388,000	2,481,967
07/01/2025	6.250%	5,582,000	5,813,773
07/01/2027	8.125%	3,477,000	3,820,734

8	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(a)
02/15/2025	6.500%	2,637,000	2,861,145
04/15/2026	4.125%	1,515,000	1,547,946
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	963,381
09/01/2026	4.500%	3,056,000	3,273,155
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	1,361,000	1,447,404
02/15/2029	3.875%	693,000	727,677
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	6,147,000	6,089,892
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,853,000	1,748,307
Scientific Games International, Inc.(a)
07/01/2025	8.625%	2,754,000	2,938,177
10/15/2025	5.000%	8,436,000	8,680,440
03/15/2026	8.250%	4,618,000	4,864,752
05/15/2028	7.000%	1,446,000	1,537,425
11/15/2029	7.250%	3,669,000	4,049,474
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	700,000	709,094
12/01/2026	4.250%	1,553,000	1,603,497
02/15/2027	3.750%	942,000	965,278
12/01/2029	4.625%	1,243,000	1,322,864
08/15/2030	4.125%	6,087,000	6,360,944
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,377,093
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	493,000	514,201
10/01/2029	5.125%	872,000	852,730
Total			84,647,091
Health Care 1.8%
180 Medical, Inc.(a)
10/15/2029	3.875%	970,000	953,516
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,685,000	1,753,853
04/15/2029	5.000%	2,054,000	2,096,664
AdaptHealth LLC(a)
03/01/2030	5.125%	5,043,000	4,999,400
Avantor Funding, Inc.(a)
07/15/2028	4.625%	2,724,000	2,815,025
11/01/2029	3.875%	6,819,000	6,820,374
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	342,000	353,985
02/15/2029	3.125%	877,000	835,732
04/01/2030	3.500%	2,080,000	2,020,562
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	681,000	690,687
03/15/2029	3.750%	1,124,000	1,118,139
03/15/2031	4.000%	900,000	904,733
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	2,769,000	2,868,315
03/15/2026	8.000%	2,886,000	3,018,039
03/15/2027	5.625%	865,000	889,280
04/15/2029	6.875%	4,061,000	3,999,343
02/15/2031	4.750%	2,035,000	2,005,912
Encompass Health Corp.
02/01/2028	4.500%	1,540,000	1,556,779
HCA, Inc.
09/01/2028	5.625%	4,245,000	4,906,103
02/01/2029	5.875%	3,197,000	3,771,259
09/01/2030	3.500%	4,223,000	4,395,441
Hologic, Inc.(a)
02/01/2028	4.625%	2,416,000	2,514,918
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,424,216
IQVIA, Inc.(a)
10/15/2026	5.000%	1,233,000	1,264,467
05/15/2027	5.000%	2,792,000	2,882,729
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	2,351,000	2,435,681
06/15/2028	5.000%	3,279,000	3,512,858
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,523,000	1,522,100
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	1,020,000	1,069,072
02/01/2028	7.250%	377,000	398,418
Radiology Partners, Inc.(a)
02/01/2028	9.250%	3,610,000	3,698,218
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	10,955,000	10,818,117
Select Medical Corp.(a)
08/15/2026	6.250%	6,058,000	6,360,817
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	2,751,000	2,779,878
04/15/2027	10.000%	2,041,000	2,183,719
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,077,000	1,061,292
Teleflex, Inc.
11/15/2027	4.625%	1,903,000	1,965,218
Teleflex, Inc.(a)
06/01/2028	4.250%	710,000	721,602
Tenet Healthcare Corp.
07/15/2024	4.625%	512,000	517,227

Columbia Strategic Income Fund | First Quarter Report 2021	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,954,000	2,056,348
02/01/2027	6.250%	3,881,000	4,020,702
11/01/2027	5.125%	4,134,000	4,249,696
10/01/2028	6.125%	6,004,000	6,135,456
Tenet Healthcare Corp.(a),(c)
01/15/2030	4.375%	3,459,000	3,446,734
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	3,695,000	3,787,901
Total			123,600,525
Healthcare Insurance 0.3%
Centene Corp.
10/15/2030	3.000%	6,905,000	6,898,788
08/01/2031	2.625%	14,991,000	14,491,221
Total			21,390,009
Home Construction 0.3%
Meritage Homes Corp.
06/06/2027	5.125%	2,373,000	2,601,761
Meritage Homes Corp.(a)
04/15/2029	3.875%	11,878,000	12,199,479
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	2,763,000	2,763,847
04/01/2029	4.750%	309,000	307,466
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,420,763
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,314,956
03/01/2024	5.625%	695,000	738,773
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	923,562
Total			22,270,607
Independent Energy 2.3%
Apache Corp.
11/15/2025	4.625%	1,238,000	1,309,620
11/15/2027	4.875%	2,927,000	3,122,011
10/15/2028	4.375%	616,000	649,785
01/15/2030	4.250%	745,000	778,608
09/01/2040	5.100%	2,297,000	2,495,325
02/01/2042	5.250%	611,000	684,764
04/15/2043	4.750%	2,397,000	2,555,153
01/15/2044	4.250%	2,001,000	2,004,261
Callon Petroleum Co.
10/01/2024	6.125%	4,182,000	4,025,329
07/01/2026	6.375%	7,819,000	7,411,961
Callon Petroleum Co.(a)
08/01/2028	8.000%	8,905,000	8,723,382
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(a)
03/14/2027	7.250%	3,062,000	3,235,440
01/15/2029	6.000%	2,453,000	2,512,128
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,496,000	1,555,858
01/15/2030	5.875%	1,426,000	1,430,557
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,142,000	1,148,752
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	898,000	934,406
EQT Corp.
01/15/2029	5.000%	1,769,000	1,942,385
EQT Corp.(i)
02/01/2030	7.500%	2,960,000	3,738,626
EQT Corp.(a)
05/15/2031	3.625%	4,005,000	4,085,492
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,286,283
02/01/2029	5.750%	1,812,000	1,782,886
Matador Resources Co.
09/15/2026	5.875%	4,127,000	4,187,116
Occidental Petroleum Corp.
07/15/2025	8.000%	3,785,000	4,312,686
04/15/2026	3.400%	4,496,000	4,458,716
08/15/2029	3.500%	5,395,000	5,286,121
09/01/2030	6.625%	4,862,000	5,831,792
01/01/2031	6.125%	3,778,000	4,408,896
09/15/2036	6.450%	19,770,000	24,543,765
03/15/2040	6.200%	1,485,000	1,760,846
07/15/2044	4.500%	665,000	664,962
06/15/2045	4.625%	10,809,000	10,955,475
03/15/2046	6.600%	5,307,000	6,763,008
04/15/2046	4.400%	19,425,000	19,144,721
03/15/2048	4.200%	3,891,000	3,740,306
08/15/2049	4.400%	3,816,000	3,767,975
SM Energy Co.
01/15/2027	6.625%	772,000	774,175
07/15/2028	6.500%	1,294,000	1,308,670
Southwestern Energy Co.
02/01/2029	5.375%	1,404,000	1,462,797
Total			160,785,039
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,960,000	4,888,940
Leisure 0.8%
Carnival Corp.(a)
03/01/2026	7.625%	11,655,000	11,966,726
03/01/2027	5.750%	4,543,000	4,433,787
05/01/2029	6.000%	4,144,000	4,041,801

10	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,537,000	1,552,807
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	1,025,000	1,059,466
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	1,171,000	1,240,173
Cinemark USA, Inc.(a)
03/15/2026	5.875%	5,937,000	5,891,151
07/15/2028	5.250%	1,648,000	1,555,200
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,477,000	1,475,178
NCL Corp., Ltd.(a)
12/15/2024	3.625%	2,015,000	1,854,526
03/15/2026	5.875%	3,782,000	3,687,950
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	3,201,000	3,397,662
07/01/2026	4.250%	4,143,000	3,914,715
08/31/2026	5.500%	3,057,000	2,984,436
04/01/2028	5.500%	2,913,000	2,837,431
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,905,137
Viking Cruises Ltd.(a)
09/15/2027	5.875%	758,000	705,163
Total			54,503,309
Life Insurance 1.1%
Five Corners Funding Trust(a)
11/15/2023	4.419%	10,756,000	11,442,755
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	12,766,611
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	190,000	192,435
10/15/2070	3.729%	7,877,000	9,002,515
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	27,537,699
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	11,638,692
Total			72,580,707
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	1,000,546
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	269,000	270,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	955,000	938,258
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,974,878
Total			4,183,929
Media and Entertainment 1.3%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	13,474,000	13,584,247
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	3,127,522
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	5,282,000	5,514,435
06/01/2029	7.500%	4,188,000	4,307,764
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	5,043,000	5,110,874
Diamond Sports Group LLC/Finance Co.(a)
08/15/2027	6.625%	1,304,000	274,503
iHeartCommunications, Inc.
05/01/2026	6.375%	2,108,936	2,189,338
05/01/2027	8.375%	5,478,666	5,771,544
Lamar Media Corp.
02/15/2028	3.750%	987,000	987,021
01/15/2029	4.875%	2,004,000	2,090,697
02/15/2030	4.000%	613,000	612,736
Netflix, Inc.
04/15/2028	4.875%	3,047,000	3,453,723
11/15/2028	5.875%	6,157,000	7,378,564
05/15/2029	6.375%	338,000	420,209
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,556,511
06/15/2030	4.875%	13,193,000	15,285,576
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	1,228,000	1,226,955
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,126,000	2,145,480
01/15/2029	4.250%	1,215,000	1,181,834
03/15/2030	4.625%	3,272,000	3,219,083
Playtika Holding Corp.(a)
03/15/2029	4.250%	5,047,000	4,794,201
Roblox Corp.(a)
05/01/2030	3.875%	3,320,000	3,326,849
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	201,000	205,031
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,852,000	1,853,522
Total			89,618,219

Columbia Strategic Income Fund | First Quarter Report 2021	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 1.7%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	1,469,000	1,498,841
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,225,000	1,209,047
10/01/2031	5.125%	4,673,000	4,633,109
Commercial Metals Co.
02/15/2031	3.875%	398,000	394,632
Constellium NV(a)
02/15/2026	5.875%	1,812,000	1,839,060
Constellium SE(a)
06/15/2028	5.625%	2,688,000	2,803,090
04/15/2029	3.750%	13,544,000	12,833,645
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,537,000	3,838,351
08/01/2030	4.625%	2,787,000	2,943,681
03/15/2043	5.450%	45,374,000	55,954,691
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	2,056,000	2,020,882
04/01/2029	6.125%	12,579,000	13,098,840
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	6,206,000	6,024,511
Novelis Corp.(a)
11/15/2026	3.250%	2,050,000	2,047,605
01/30/2030	4.750%	3,010,000	3,039,155
08/15/2031	3.875%	2,472,000	2,392,953
Total			116,572,093
Midstream 3.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	2,011,000	2,114,506
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	1,740,000	1,789,000
01/31/2032	3.250%	6,801,000	6,606,674
Cheniere Energy, Inc.
10/15/2028	4.625%	2,979,000	3,069,051
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,297,000	3,264,583
DCP Midstream Operating LP
05/15/2029	5.125%	2,294,000	2,546,863
04/01/2044	5.600%	3,372,000	4,011,864
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,969,000	3,005,219
DT Midstream, Inc.(a)
06/15/2029	4.125%	2,378,000	2,369,547
06/15/2031	4.375%	4,439,000	4,427,819
Enterprise Products Operating LLC
01/31/2060	3.950%	7,540,000	8,137,220
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	4,457,000	4,737,995
07/01/2027	6.500%	1,851,000	1,999,647
01/15/2029	4.500%	2,159,000	2,160,161
01/15/2031	4.750%	18,575,000	18,763,337
EQM Midstream Partners LP
07/15/2048	6.500%	4,565,000	5,296,591
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,924,489
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,497,000	2,479,603
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,737,000	2,033,108
Kinder Morgan, Inc.
02/15/2046	5.050%	15,628,000	18,767,418
MPLX LP
04/15/2048	4.700%	5,970,000	6,883,257
NuStar Logistics LP
10/01/2025	5.750%	4,016,000	4,251,744
06/01/2026	6.000%	1,126,000	1,200,142
04/28/2027	5.625%	2,356,000	2,410,772
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	20,974,000	22,537,006
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	2,086,000	2,136,849
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,937,000	3,919,740
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	1,769,000	1,802,090
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,236,000	1,267,775
01/15/2028	5.000%	5,769,000	5,968,946
03/01/2030	5.500%	4,850,000	5,265,162
02/01/2031	4.875%	2,084,000	2,238,528
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	19,802,000	20,484,558
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,648,000	2,581,419
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	6,633,000	6,671,625
08/15/2031	4.125%	3,378,000	3,457,778
11/01/2033	3.875%	4,030,000	4,040,350
Western Gas Partners LP
03/01/2048	5.300%	10,000,000	11,600,683
08/15/2048	5.500%	14,231,000	16,602,175
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,500,000	12,974,889
Total			237,800,183

12	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	7,970,000	8,602,336
02/15/2043	5.250%	4,755,000	6,241,130
05/15/2047	4.375%	13,773,000	16,576,741
Total			31,420,207
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	1,656,000	1,714,195
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,105,000	939,216
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	9,909,591	9,567,047
Total			12,220,458
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,365,271
Dycom Industries, Inc.(a)
04/15/2029	4.500%	2,144,000	2,161,426
Hillenbrand, Inc.
03/01/2031	3.750%	1,747,000	1,717,142
Total			5,243,839
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,489,000	4,422,788
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,866,927
02/01/2027	4.250%	1,937,000	1,924,607
06/15/2029	4.750%	6,480,000	6,452,587
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,719,000	2,811,143
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,353,000	2,357,078
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	1,288,000	1,254,379
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,651,000	1,638,946
09/15/2029	4.000%	1,902,000	1,850,080
Service Properties Trust
03/15/2024	4.650%	1,433,000	1,397,152
Total			27,975,687
Packaging 0.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	5,899,000	5,727,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	1,716,000	1,767,350
08/15/2026	4.125%	2,906,000	2,936,812
08/15/2027	5.250%	2,406,000	2,360,485
08/15/2027	5.250%	1,007,000	989,780
Berry Global, Inc.(a)
02/15/2026	4.500%	813,000	816,751
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,238,299
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,524,000	1,512,868
Canpack SA/US LLC(a)
11/15/2029	3.875%	6,422,000	6,246,867
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,869,000	2,971,639
LABL, Inc.(a)
11/01/2028	5.875%	540,000	534,053
Novolex(a)
01/15/2025	6.875%	694,000	694,311
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,286,844
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	5,379,000	5,571,122
08/15/2027	8.500%	2,108,000	2,194,258
Total			40,848,561
Pharmaceuticals 0.8%
AbbVie, Inc.
06/15/2044	4.850%	4,120,000	5,207,420
11/21/2049	4.250%	9,630,000	11,607,809
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	3,359,000	3,402,408
04/01/2026	9.250%	8,143,000	8,532,938
01/15/2028	7.000%	2,610,000	2,520,629
06/01/2028	4.875%	1,135,000	1,118,837
02/15/2029	6.250%	2,517,000	2,284,255
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	923,000	930,475
06/30/2028	6.000%	1,363,000	1,024,604
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,585,000	2,561,296
Jazz Securities DAC(a)
01/15/2029	4.375%	1,660,000	1,692,856
Organon Finance 1 LLC(a)
04/30/2028	4.125%	6,872,000	6,862,220
04/30/2031	5.125%	5,114,000	5,219,724
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,515,000	3,544,536
Total			56,510,007

Columbia Strategic Income Fund | First Quarter Report 2021	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,536,000	2,475,509
10/15/2027	6.750%	4,626,000	4,680,738
11/01/2029	5.875%	2,406,000	2,348,769
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,522,000	2,430,458
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	5,279,000	5,160,968
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,454,524
12/01/2029	5.625%	4,623,000	4,613,624
MGIC Investment Corp.
08/15/2028	5.250%	395,000	408,975
Radian Group, Inc.
03/15/2025	6.625%	1,253,000	1,368,315
03/15/2027	4.875%	964,000	1,014,876
USI, Inc.(a)
05/01/2025	6.875%	944,000	949,333
Total			28,906,089
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	3,011,000	3,128,555
01/15/2028	3.875%	4,847,000	4,781,627
Golden Nugget, Inc.(a)
10/15/2024	6.750%	711,000	711,231
IRB Holding Corp.(a)
06/15/2025	7.000%	5,459,000	5,746,730
02/15/2026	6.750%	5,310,000	5,393,064
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,609,892
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,416,000	1,493,842
01/15/2030	4.750%	2,563,000	2,705,953
Total			25,570,894
Retailers 0.2%
Asbury Automotive Group Inc.(a)
02/15/2032	5.000%	1,050,000	1,057,253
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,050,000	1,058,000
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	718,000	709,940
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,129,246
11/01/2035	6.875%	4,445,000	5,347,702
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,959,000	1,958,613
Penske Automotive Group, Inc.
09/01/2025	3.500%	734,000	746,649
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,094,000	3,134,409
02/15/2029	7.750%	760,000	813,344
Total			15,955,156
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,158,229
02/15/2028	5.875%	2,353,000	2,474,880
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	4,108,000	4,098,964
01/15/2027	4.625%	649,000	672,621
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	745,000	782,310
Total			9,187,004
Technology 2.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,974,000	3,025,802
08/01/2025	6.875%	2,272,000	2,312,220
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	3,447,000	3,376,262
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	669,000	702,718
03/01/2026	9.125%	407,000	425,315
Broadcom, Inc.(a)
04/15/2034	3.469%	12,989,000	13,389,895
11/15/2036	3.187%	3,156,000	3,112,998
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,435,798
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,512,265
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,912,000	1,879,102
07/01/2029	4.875%	4,350,000	4,262,302
Everi Holdings, Inc.(a)
07/15/2029	5.000%	424,000	424,115
Gartner, Inc.(a)
07/01/2028	4.500%	2,222,000	2,308,750
06/15/2029	3.625%	1,459,000	1,456,147
10/01/2030	3.750%	10,040,000	10,018,406
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,713,000	4,672,244
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	3,544,000	3,483,050

14	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	3,125,000	3,200,054
Iron Mountain, Inc.(a)
09/15/2029	4.875%	995,000	1,008,765
07/15/2030	5.250%	3,881,000	3,959,649
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	5,565,547
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	4,405,000	4,385,581
Microchip Technology, Inc.
09/01/2025	4.250%	1,936,000	2,005,254
NCR Corp.(a)
10/01/2028	5.000%	4,187,000	4,230,513
04/15/2029	5.125%	4,531,000	4,584,704
09/01/2029	6.125%	1,692,000	1,796,119
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,687,000	1,728,013
07/15/2029	4.500%	1,890,000	1,829,201
10/01/2030	5.875%	2,580,000	2,686,588
07/15/2031	4.750%	2,364,000	2,295,657
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,210,000	2,362,056
02/15/2042	3.125%	6,320,000	6,354,859
Oracle Corp.
04/01/2050	3.600%	21,389,000	21,653,884
03/25/2061	4.100%	6,662,000	7,282,392
Plantronics, Inc.(a)
03/01/2029	4.750%	8,222,000	7,414,199
PTC, Inc.(a)
02/15/2025	3.625%	523,000	525,806
02/15/2028	4.000%	1,605,000	1,616,987
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	546,000	605,904
09/01/2025	7.375%	895,000	926,053
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,532,000	2,622,276
Square, Inc.(a)
06/01/2031	3.500%	2,580,000	2,618,034
Switch Ltd.(a)
09/15/2028	3.750%	825,000	816,814
06/15/2029	4.125%	1,902,000	1,911,081
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,085,000	1,127,808
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	6,400,000	6,181,170
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	4,039,334
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,466,000	5,353,799
Total			170,485,490
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	3,389,893
07/03/2029	4.375%	5,000,000	5,256,177
Total			8,646,070
Wireless 1.8%
Altice France Holding SA(a)
05/15/2027	10.500%	2,585,000	2,785,099
02/15/2028	6.000%	14,226,000	13,396,057
Altice France SA(a)
02/01/2027	8.125%	1,705,000	1,819,373
01/15/2028	5.500%	1,305,000	1,291,802
07/15/2029	5.125%	5,232,000	4,983,834
10/15/2029	5.500%	1,970,000	1,903,655
American Tower Corp.
08/15/2029	3.800%	12,821,000	13,911,646
09/15/2031	2.300%	3,569,000	3,461,631
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,873,973
SBA Communications Corp.
02/15/2027	3.875%	1,761,000	1,804,290
SBA Communications Corp.(a)
02/01/2029	3.125%	14,950,000	14,198,563
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	6,925,779
03/15/2032	8.750%	1,818,000	2,688,913
Sprint Corp.
06/15/2024	7.125%	1,245,000	1,392,734
T-Mobile USA, Inc.
02/15/2026	2.250%	955,000	943,518
02/01/2028	4.750%	3,940,000	4,120,577
02/15/2029	2.625%	3,904,000	3,768,326
04/15/2030	3.875%	9,580,000	10,410,997
02/15/2031	2.875%	2,170,000	2,105,013
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	23,872,000	24,235,642
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,394,000	1,334,629
07/15/2031	4.750%	5,796,000	5,742,796
Total			126,098,847
Wirelines 2.1%
AT&T, Inc.
09/15/2055	3.550%	11,777,000	11,888,380
12/01/2057	3.800%	32,553,000	34,012,483

Columbia Strategic Income Fund | First Quarter Report 2021	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	892,000	871,997
CenturyLink, Inc.
12/01/2023	6.750%	1,167,000	1,259,954
04/01/2024	7.500%	3,898,000	4,228,620
04/01/2025	5.625%	2,486,000	2,600,620
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,452,000	2,460,400
02/15/2027	4.000%	1,119,000	1,115,904
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	4,550,000	4,336,251
03/01/2028	6.125%	2,838,000	2,664,549
Iliad Holding SAS(a)
10/15/2026	6.500%	3,404,000	3,488,775
10/15/2028	7.000%	4,166,000	4,265,623
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	3,805,000	3,711,514
01/15/2029	3.625%	3,640,000	3,376,171
07/15/2029	3.750%	2,185,000	2,039,071
Network i2i Ltd.(a),(i)
12/31/2049	5.650%	7,100,000	7,483,994
Verizon Communications, Inc.(a)
03/15/2032	2.355%	23,246,000	22,987,439
Verizon Communications, Inc.
08/10/2033	4.500%	12,510,000	14,760,008
03/22/2061	3.700%	17,035,000	18,825,015
Total			146,376,768
Total Corporate Bonds & Notes (Cost $3,106,157,653)			3,169,976,285

Foreign Government Obligations(j),(k) 6.4%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	8,800,000	8,131,752
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%	2,024,000	1,901,251
01/07/2041	5.625%	11,000,000	10,844,264
Total			12,745,515
Canada 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	4,950,000	5,400,346
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	2,232,000	2,340,285
05/15/2029	4.250%	1,475,000	1,449,489
Total			9,190,120
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 0.5%
China Development Bank
07/06/2028	4.040%	CNY	201,260,000	33,257,851
Colombia 0.7%
Colombia Government International Bond
04/15/2031	3.125%		8,781,000	7,861,801
04/22/2032	3.250%		5,980,000	5,340,068
02/26/2044	5.625%		11,100,000	10,886,016
06/15/2045	5.000%		11,200,000	10,241,768
05/15/2049	5.200%		7,147,000	6,666,421
Ecopetrol SA
04/29/2030	6.875%		8,000,000	8,881,330
Total				49,877,404
Dominican Republic 0.3%
Dominican Republic International Bond(a)
02/15/2023	8.900%	DOP	42,000,000	781,389
01/25/2027	5.950%		4,475,000	4,940,815
01/30/2030	4.500%		2,295,000	2,283,420
04/30/2044	7.450%		7,900,000	9,131,754
01/27/2045	6.850%		4,881,000	5,249,711
Total				22,387,089
Egypt 0.3%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,244,926
03/01/2029	7.600%		1,250,000	1,194,865
04/11/2031	6.375%	EUR	4,000,000	4,026,055
01/31/2047	8.500%		5,700,000	4,845,861
02/21/2048	7.903%		5,000,000	4,029,602
03/01/2049	8.700%		965,000	824,790
Total				17,166,099
El Salvador 0.0%
El Salvador Government International Bond(a)
01/18/2027	6.375%		2,800,000	1,817,157
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2035	7.875%		11,000,000	8,364,992
03/26/2051	8.950%		5,000,000	3,850,708
Total				12,215,700
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		5,000,000	5,572,777
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	6,300,332

16	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.6%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	6,981,299
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	4,396,437
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,412,485
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	2,032,294
11/15/2048	6.757%		3,800,000	4,869,887
PT Pertamina Persero(a)
05/30/2044	6.450%		5,800,000	7,530,743
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		6,000,000	5,785,149
05/05/2024	4.450%		5,600,000	5,399,473
Total				42,407,767
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	8,830,000	10,068,126
06/15/2033	6.125%		3,847,000	3,931,155
Total				13,999,281
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	2,159,290
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		4,800,000	5,259,306
Total				7,418,596
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	5,211,511
Mexico 0.9%
Mexican Bonos
05/31/2029	8.500%	MXN	220,000,000	10,909,062
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	4,082,062
05/29/2031	7.750%	MXN	140,000,000	6,648,540
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	3,800,000	167,914
Petroleos Mexicanos
01/23/2026	4.500%		7,812,000	7,639,340
11/12/2026	7.470%	MXN	23,700,000	994,753
01/23/2029	6.500%		5,000,000	4,987,497
01/23/2030	6.840%		3,400,000	3,402,503
01/28/2031	5.950%		2,235,000	2,098,439
09/21/2047	6.750%		10,770,000	8,833,307
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/23/2050	7.690%		15,000,000	13,524,250
Total				63,287,667
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,179,925
08/11/2044	6.100%		2,939,000	3,463,878
Total				5,643,803
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	2,231,011
03/14/2049	4.817%		15,614,000	20,200,848
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,974,346
Total				28,406,205
Romania 0.2%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	9,500,000	12,122,169
02/14/2051	4.000%		2,246,000	2,187,419
Total				14,309,588
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		4,600,000	5,101,784
03/28/2035	5.100%		4,800,000	5,681,538
Total				10,783,322
Saudi Arabia 0.1%
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	3,196,734
04/17/2049	5.000%		5,000,000	6,254,221
Total				9,450,955
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	4,834,994
09/30/2049	5.750%		4,000,000	3,710,992
Total				8,545,986
Turkey 0.2%
Turkey Government International Bond
03/13/2025	4.250%		5,000,000	4,698,990
02/17/2028	5.125%		5,500,000	5,016,172
04/26/2029	7.625%		4,000,000	4,077,873
Total				13,793,035

Columbia Strategic Income Fund | First Quarter Report 2021	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2026	7.750%		3,800,000	3,812,122
09/25/2032	7.375%		6,900,000	6,522,915
Total				10,335,037
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,971,475
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	7,450,135
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,798,774
09/30/2049	4.700%		2,000,000	2,158,850
Total				20,379,234
Virgin Islands 0.1%
Sinopec Group Overseas Development Ltd.(a)
11/12/2029	2.950%		5,000,000	5,244,663
Total Foreign Government Obligations (Cost $450,711,069)				437,878,446

Inflation-Indexed Bonds(j) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	126,660,474	6,372,628
Total Inflation-Indexed Bonds (Cost $8,095,097)				6,372,628

Residential Mortgage-Backed Securities - Agency 5.7%

Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/2042	4.000%		3,468,351	633,200
CMO Series 4120 Class AI
11/15/2039	3.500%		553,435	3,444
CMO Series 4147 Class CI
01/15/2041	3.500%		4,301,871	222,392
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.861%		6,089,499	1,096,541
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.958%		34,436,177	6,480,062
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.911%	1,135,546	197,053
Federal Home Loan Mortgage Corp.(f),(l)
CMO Series 4515 Class SA
08/15/2038	1.715%	5,447,780	315,082
CMO Series 4620 Class AS
11/15/2042	1.622%	12,381,895	731,389
Federal National Mortgage Association
05/01/2041	4.000%	505,023	545,686
Federal National Mortgage Association(f),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,346,890	4
Federal National Mortgage Association(l)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	2,026,028	108,879
CMO Series 2012-131 Class MI
01/25/2040	3.500%	2,807,136	154,585
CMO Series 2012-133 Class EI
07/25/2031	3.500%	921,970	33,490
CMO Series 2012-139 Class IL
04/25/2040	3.500%	629,882	10,954
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,217,981	303,852
CMO Series 2013-6 Class MI
02/25/2040	3.500%	1,079,878	36,559
CMO Series 2021-3 Class TI
02/25/2051	2.500%	123,246,118	20,255,573
Federal National Mortgage Association(b),(l)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.808%	8,591,025	1,604,665
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.058%	14,767,788	2,820,364
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.958%	13,490,165	3,188,380

18	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.908%	8,565,768	1,491,255
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.908%	29,349,489	6,281,636
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	6.008%	9,687,281	2,440,674
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.058%	31,895,180	6,784,194
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.058%	10,387,809	2,561,366
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.958%	29,432,406	6,505,430
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.908%	32,679,975	5,990,498
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	9,080,641	890,311
CMO Series 2020-138 Class GI
09/20/2050	3.000%	43,154,629	6,013,528
CMO Series 2020-191 Class UG
12/20/2050	3.500%	52,421,512	7,970,728
CMO Series 2021-140 Class IW
08/20/2051	3.500%	59,911,211	8,382,537
CMO Series 2021-16 Class KI
01/20/2051	2.500%	60,064,820	8,685,980
CMO Series 2021-57 Class KI
03/20/2051	3.500%	56,627,969	8,010,207
CMO Series 2021-89 Class IO
05/20/2051	3.000%	59,919,951	8,471,650
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-9 Class MI
01/20/2051	2.500%	55,488,335	6,331,913
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	6.009%	13,358,013	2,890,591
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.109%	10,521,044	2,163,659
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.159%	13,088,572	2,735,854
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.109%	16,012,148	3,685,880
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.109%	21,311,232	3,598,758
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	6.009%	16,358,467	3,154,724
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	6.009%	14,358,806	2,154,958
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.109%	11,996,837	2,323,557
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.959%	32,366,738	4,521,850

Columbia Strategic Income Fund | First Quarter Report 2021	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.959%	9,448,859	1,646,680
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.959%	27,916,503	4,323,571
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.959%	22,439,357	3,710,974
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.959%	22,079,039	3,463,793
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.059%	14,810,293	2,576,551
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.059%	15,173,408	2,613,718
Government National Mortgage Association TBA(c)
12/20/2051	3.000%	32,000,000	33,161,250
Uniform Mortgage-Backed Security TBA(c)
12/16/2036	3.000%	19,000,000	19,880,235
12/13/2051	2.000%	56,000,000	56,048,125
12/13/2051	2.500%	111,000,000	113,783,671
Total Residential Mortgage-Backed Securities - Agency (Cost $398,084,121)			393,992,460

Residential Mortgage-Backed Securities - Non-Agency 20.8%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	24,577,897	24,401,391
Banc of America Funding Trust(a),(d),(e),(f)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,818,400
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.542%	6,170,421	6,170,392
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.192%	10,208,580	10,315,413
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.692%	20,506,141	20,562,162
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.592%	14,313,506	14,410,982
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.092%	15,600,000	15,820,735
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.942%	13,800,000	14,573,983
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	2,051,518	2,054,162
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.692%	7,200,000	7,249,746
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	15,000,000	15,561,809
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-B Class A1
04/01/2069	2.115%	19,583,375	19,456,309
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	10,225,346	10,276,472

20	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	20,000,000	20,000,000
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.841%	604,090	604,090
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.341%	4,000,000	4,000,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.838%	12,500,000	12,504,125
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	20,000,000	19,998,000
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	30,471,747	30,586,016
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	41,000,000	41,615,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.842%	13,500,000	13,511,522
CIM Trust(a),(d),(f)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	14,244,077	14,244,077
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2010-6 Class 2A2
09/25/2035	2.747%	308,104	307,386
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	4,296,174	4,340,302
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.242%	12,232,498	12,259,175
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.425%	8,977,460	9,207,733
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	3,495,064	3,454,793
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.892%	8,572,298	8,570,737
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	3.392%	16,541,000	16,743,313
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	12,725,000	12,994,325
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.542%	41,100,000	40,825,797
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.892%	9,650,000	9,600,582
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.092%	18,400,000	19,394,430
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.050%	15,400,000	15,583,202
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	2.700%	10,400,000	10,405,824
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	3.100%	23,500,000	23,703,331

Columbia Strategic Income Fund | First Quarter Report 2021	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.650%	19,040,523	19,233,072
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.050%	18,650,000	19,489,961
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	23,845,492	23,876,286
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.092%	9,457,907	9,498,811
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	14,098,681	14,020,975
Loan Revolving Advance Investment Trust(a),(b),(d)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	16,000,000	16,000,000
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	36,100,000	36,100,000
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	10,386,175	10,392,828
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.842%	4,150,000	4,134,862
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.092%	7,700,000	7,603,300
MRA Issuance Trust(a),(b)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	41,000,000	41,009,795
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	22,000,000	22,012,608
MRA Issuance Trust(a),(b),(d),(e)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.846%	22,000,000	22,000,000
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	6,971,598	6,960,858
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	3,388,800	3,392,894
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	3,963,609	3,967,709
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	24,379,283	24,646,931
New York Mortgage Trust(a),(f)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	19,240,000	19,275,940
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	9,851,042	9,891,588
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.492%	281,128	281,280
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.042%	14,700,000	14,908,201
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.050%	9,800,000	9,989,449
OSAT Trust(a),(f)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	15,587,534	15,607,514
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	6,135,456	6,194,224

22	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.090%	7,429,795	7,416,021
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.840%	7,541,724	7,468,890
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.942%	56,500,000	56,601,920
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.742%	85,550,000	85,481,620
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	29,807,353	29,807,328
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	16,298,415	16,251,157
CMO Series 2021-4 Class A1
04/25/2026	1.867%	17,082,580	16,941,450
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	16,163,157	16,087,979
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	36,304,659	36,301,170
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	10,404,399	10,363,606
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	23,231,812	23,019,418
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	15,631,583	15,536,982
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.792%	10,031,862	10,065,446
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	3.200%	18,984,000	19,104,860
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	9,766,962	9,766,962
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	15,012,002
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.092%	23,600,475	23,699,371
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.492%	18,050,000	18,134,685
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.592%	19,500,000	20,361,970
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.592%	10,750,000	11,646,360
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	25,239,694	24,861,053
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	29,233,550	29,076,966
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	12,452,703	12,417,523
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	11,477,464	11,459,745
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	8,353,250	8,362,313
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	7,342,086
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,634,266

Columbia Strategic Income Fund | First Quarter Report 2021	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,277,689
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,411,045,011)			1,429,115,640

Senior Loans 10.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Alloy Parent Ltd.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	423,193	421,209
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.340%	2,550,319	2,501,556
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.340%	945,997	925,895
Total			3,848,660
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.500%	3,189,781	3,272,173
American Airlines, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.842%	1,702,149	1,599,305
1-month USD LIBOR + 1.750% 01/29/2027	1.840%	950,000	885,400
Kestrel Bidco, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	1,459,112	1,406,219
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,330,092	4,312,036
Total			11,475,133
Automotive 0.1%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.340%	1,690,416	1,667,172
First Brands Group LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 03/30/2027	6.000%	3,475,439	3,497,161
Truck Hero, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2028	4.000%	3,234,997	3,206,691
Total			8,371,024
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	2,492,500	2,478,642
Allspring Buyer LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/01/2028	3.750%	1,330,645	1,326,494
Citadel Securities LP(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028	2.590%	3,482,500	3,444,784
Greenhill & Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	3.340%	906,666	904,399

24	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	4.500%	4,000,000	3,991,680
Total			12,145,999
Building Materials 0.4%
Apex Tool Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.250% 08/01/2024	6.750%	2,684,173	2,659,720
Beacon Roofing Supply, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	2.340%	575,481	568,696
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.750%	2,418,665	2,407,781
Covia Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	1,750,241	1,741,122
CP Atlas Buyer, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,016,184	1,994,772
LBM Acquisition LLC(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	1,468,303	1,444,708
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.590%	2,216,177	2,187,389
QUIKRETE Holdings, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.000% 02/21/2028	3.081%	1,352,941	1,342,415
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/02/2028	4.250%	1,995,000	1,986,402
Standard Industries, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.000%	2,595,972	2,587,171
US Silica Co.(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	2,903,636	2,837,229
White Cap Buyer LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	4.500%	1,883,481	1,873,725
Wilsonart LLC(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 12/31/2026	4.500%	1,972,219	1,962,358
Total			25,593,488
Cable and Satellite 0.3%
Charter Communications Operating LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.850%	671,576	663,060
Cogeco Communications Finance LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.090%	3,359,028	3,311,599
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.339%	1,473,559	1,442,246
3-month USD LIBOR + 2.500% 04/15/2027	2.589%	999,387	979,759

Columbia Strategic Income Fund | First Quarter Report 2021	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DIRECTV Financing LLC(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	3,714,299	3,705,014
Iridium Satellite LLC(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	3.250%	4,371,375	4,352,272
Radiate Holdco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	4.000%	1,313,886	1,301,982
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.900%	3,179,765	2,902,394
UPC Financing Partnership(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.089%	1,750,000	1,734,687
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.589%	2,175,000	2,145,094
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	3.339%	1,000,000	996,790
Total			23,534,897
Chemicals 0.5%
Aruba Investments Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	4.750%	1,119,375	1,117,976
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	1,921,083	1,925,405
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.850%	3,672,675	3,595,549
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	230,691	229,058
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	1,395,490	1,385,610
Diamond BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 09/29/2028	3.500%	2,250,444	2,236,784
Herens Holdco SARL(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	4.750%	1,425,000	1,422,734
Hexion, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.640%	1,686,188	1,685,142
INEOS Styrolution Group GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	1,995,000	1,988,137
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.090%	1,700,320	1,684,031
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	3.840%	615,625	612,547

26	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Messer Industries GmbH(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.632%	1,689,326	1,667,787
Minerals Technologies, Inc.(b),(e),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.000%	624,620	624,620
Momentive Performance Materials, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.350%	1,466,250	1,459,535
Nouryon Finance BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.092%	3,757,815	3,706,934
Olympus Water US Holding Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	4.250%	1,079,481	1,069,496
Schenectady International Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.874%	1,556,061	1,554,769
Sparta US Holdco LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/02/2028	4.250%	2,000,000	1,998,120
Tronox Finance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	2.372%	1,493,981	1,476,965
Univar Solutions USA, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	2.090%	1,179,000	1,171,879
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	821,899	819,499
Total			33,432,577
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	3.250%	1,353,674	1,347,759
United Site Services, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/04/2028	5.000%	2,064,638	2,055,615
Total			3,403,374
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.842%	886,300	871,348
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.842%	1,686,397	1,635,805
Allied Universal Holdco LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.250%	2,929,888	2,902,054
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.590%	1,976,237	1,953,175
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	452,273	450,803

Columbia Strategic Income Fund | First Quarter Report 2021	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.000%	2,167,061	2,158,263
Conservice Midco, LLC(b),(e),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.382%	3,469,962	3,448,275
Cushman & Wakefield U.S. Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.840%	1,095,492	1,086,104
IRI Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.340%	1,218,068	1,214,414
Prime Security Services Borrower LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	2,720,173	2,705,049
Signal Parent, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.250%	2,493,750	2,429,336
Sotheby’s(b),(m)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	5.000%	1,374,371	1,373,231
Staples, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.132%	2,221,065	2,128,069
TruGreen LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,109,063	2,107,902
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	3.590%	1,741,003	1,733,394
1-month USD LIBOR + 3.500% 02/25/2027	3.590%	2,199,049	2,189,879
USS Ultimate Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	1,919,801	1,917,881
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,168,405	2,109,555
WW International, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.000%	1,870,313	1,845,531
Total			36,260,068
Consumer Products 0.2%
Energizer Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	3,225,625	3,205,465
Kronos Acquisition Holdings Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	1,488,750	1,438,192
Prestige Brands, Inc.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 07/03/2028	2.500%	1,537,879	1,529,543
Serta Simmons Bedding LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,135,724	690,895

28	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRAM LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.250%	2,596,364	2,580,136
Steinway Musical Instruments, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	4.750%	162,756	158,889
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	3,071,406	3,025,335
Thor Industries, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.125%	2,000,000	1,998,000
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	2,467,765	2,459,548
Total			17,086,003
Diversified Manufacturing 0.4%
Allnex & Cy SCA(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	1,080,451	1,076,940
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	814,036	811,391
Blue Tree Holdings, Inc.(b),(e),(m)
Term Loan
1-month USD LIBOR + 2.500% 03/04/2028	2.640%	904,545	900,023
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield WEC Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.250%	2,183,897	2,152,732
DXP Enterprises, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	1,240,625	1,234,037
EWT Holdings III Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	2.625%	2,244,375	2,216,320
Filtration Group Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.090%	2,074,994	2,046,733
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	4.000%	626,381	622,622
Gardner Denver, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.840%	1,495,719	1,473,283
Gates Global LLC(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	3.250%	2,771,589	2,745,619
Ingersoll Rand Services Co.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.840%	1,970,000	1,940,450
Madison IAQ LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	3.750%	2,184,393	2,164,057
TK Elevator Midco GmbH(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.000%	3,809,455	3,794,560

Columbia Strategic Income Fund | First Quarter Report 2021	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.838%	2,470,084	2,446,717
Zekelman Industries, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.089%	970,775	960,057
Total			26,585,541
Electric 0.3%
Calpine Construction Finance Co., LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.090%	1,462,025	1,443,385
Calpine Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 12/16/2027	2.590%	1,323,752	1,310,991
Carroll County Energy LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.632%	425,167	414,538
CPV Shore Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.850%	1,408,437	1,344,184
Edgewater Generation LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.840%	1,630,176	1,545,179
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	1,926,069	1,908,522
Exgen Renewables IV LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	2,932,489	2,928,823
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Invenergy Thermal Operating I LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.090%	2,151,272	2,116,314
LMBE-MC Holdco II LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	1,527,847	1,417,078
Nautilus Power LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	525,484	444,223
New Frontera Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	14.000%	218,255	229,168
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	2.500%	75,277	41,402
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	3,457,463	3,413,172
West Deptford Energy Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.840%	501,670	434,717
WIN Waste Innovations Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.250%	1,995,000	1,983,529
Total			20,975,225
Environmental 0.1%
Acuren Industrial Services(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.000% 01/23/2027	4.090%	937,354	935,011

30	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EnergySolutions LLC/Envirocare of Utah LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	2,231,476	2,221,724
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,491,200	2,489,132
Harsco Corp.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	2.750%	1,887,162	1,865,346
Total			7,511,213
Finance Companies 0.1%
FinCo I LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.590%	2,272,702	2,259,634
IGT Holding IV AB(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	2,354,833	2,343,059
Total			4,602,693
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	2.590%	2,023,518	2,006,440
B&G Foods, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.590%	1,525,000	1,520,044
Froneri International Ltd.(b),(m)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.340%	2,229,318	2,177,955
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primary Products Finance LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/25/2028	4.500%	1,469,133	1,471,895
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	1,884,167	1,874,049
United Natural Foods, Inc.(b),(m)
Tranche O Term Loan
3-month USD LIBOR + 3.250% 10/22/2025	3.340%	2,366,334	2,359,755
US Foods, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	2.850%	949,851	946,289
Total			12,356,427
Gaming 0.5%
Aristocrat Leisure Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	2,374,962	2,369,524
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	1.882%	1,476,152	1,456,593
Bally’s Corp.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	2,447,356	2,432,060
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.840%	3,510,239	3,471,626
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	3.590%	990,000	987,832

Columbia Strategic Income Fund | First Quarter Report 2021	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CBAC Borrower LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.090%	1,526,190	1,502,534
CCM Merger, Inc./MotorCity Casino Hotel(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/04/2025	4.500%	3,119,523	3,109,790
Enterprise Development Authority(b),(e),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.000%	1,772,727	1,774,855
Flutter Entertainment PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	2.382%	2,944,299	2,919,773
Golden Nugget Online Gaming, Inc.(b),(e),(m)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,590,000
Golden Nugget, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.250%	1,066,171	1,056,181
Hard Rock Northern Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 11/17/2028	5.000%	4,423,217	4,412,159
PCI Gaming Authority(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.590%	3,370,150	3,338,133
Scientific Games International, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.840%	3,778,866	3,746,859
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Spectacle Gary Holdings LLC(b),(m)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	111,208	121,216
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	1,534,667	1,672,787
Total			35,961,922
Health Care 0.5%
athenahealth, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/11/2026	4.399%	3,473,794	3,465,109
Carestream Health, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	601,902	602,781
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,804,186	1,798,557
CHG Healthcare Services, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/29/2028	4.000%	2,000,000	1,988,620
Envision Healthcare Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.840%	1,142,688	858,764
ICON PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 07/03/2028	3.000%	2,744,990	2,734,312
3-month USD LIBOR + 2.500% 07/03/2028	3.000%	683,916	681,256

32	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.842%	1,522,274	1,507,919
Medline Industries LP(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	4,928,858	4,910,227
National Mentor Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,296,130	2,265,798
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	72,488	71,530
National Mentor Holdings, Inc.(b),(m),(n),(o)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	3.750%	106,847	105,436
Ortho-Clinical Diagnostics, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/30/2025	3.081%	2,548,254	2,531,691
Phoenix Guarantor, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.342%	1,977,430	1,953,424
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.589%	995,000	984,682
Pluto Acquisition I, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	4.175%	1,948,242	1,932,812
PPD, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 01/13/2028	2.500%	995,000	992,204
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Radiology Partners, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.339%	2,500,000	2,463,025
Select Medical Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.350%	1,552,316	1,536,140
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,990,000	1,980,886
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 11/20/2026	4.340%	1,731,248	1,724,219
Total			37,089,392
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	5.500%	1,259,062	1,254,341
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	3.750%	2,151,927	2,129,633
Parkway Generation LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 11/05/2028	5.250%	1,577,034	1,560,286
1-month USD LIBOR + 4.500% Floor 0.750% 11/05/2028	5.250%	220,785	218,025
Total			5,162,285

Columbia Strategic Income Fund | First Quarter Report 2021	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.4%
Carnival Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	2,158,046	2,120,280
ClubCorp Holdings, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	2.882%	997,403	957,038
Crown Finance US, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	1,937,058	1,556,910
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	912,333	1,082,255
Formula One Management Ltd.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	3,098,574	3,076,109
Life Time, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	837,393	843,079
Metro-Goldwyn-Mayer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.600%	703,250	697,540
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	1,550,000	1,542,250
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,019,184	1,978,800
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	1.850%	3,799,375	3,690,941
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	3.500%	4,241,080	4,175,344
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.850%	3,736,041	3,655,081
Total			25,375,627
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	2.090%	2,458,840	2,438,874
Hilton Grand Vacations Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.500%	2,764,706	2,737,916
Playa Resorts Holding BV(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	2,872,267	2,774,266
Total			7,951,056
Media and Entertainment 0.8%
Alchemy Copyrights LLC(b),(e),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	1,485,028	1,473,890
AppLovin Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	3.500%	1,281,072	1,271,464

34	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	1,982,972	1,974,048
Clear Channel Outdoor Holdings, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.629%	2,969,848	2,902,195
Creative Artists Agency LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.840%	2,957,424	2,922,911
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.750%	1,477,637	1,471,180
Diamond Sports Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.350%	1,715,000	716,870
Dotdash Meredith, Inc.(b),(m),(n)
Term Loan
SOFR + 4.000% Floor 0.500% 11/23/2028	4.050%	2,907,456	2,885,650
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	2,965,995	2,954,338
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	3.750%	694,000	692,376
Emerald Expositions Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.590%	1,644,704	1,570,281
Entravision Communications Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.840%	476,567	469,271
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	2.336%	1,500,000	1,487,340
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.586%	1,701,415	1,680,624
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.090%	1,108,872	1,094,323
1-month USD LIBOR + 3.250% Floor 0.750% 05/01/2026	3.750%	891,600	885,190
Indy US Bidco, LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 03/06/2028	4.500%	3,016,094	3,004,783
Learfield Communications LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	659,207	619,200
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.340%	1,501,581	1,478,426
Meredith Corp.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	4.750%	1,477,880	1,475,013
NASCAR Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	2.590%	1,637,705	1,617,233
NEP Group, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.340%	1,474,937	1,440,144

Columbia Strategic Income Fund | First Quarter Report 2021	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Media, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.340%	1,095,161	1,089,226
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	2.586%	2,362,746	2,344,600
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	2.840%	3,142,105	3,117,880
PUG LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.590%	4,150,061	4,070,504
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.100%	1,249,831	1,221,185
Terrier Media Buyer, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.590%	2,092,934	2,066,249
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.000%	997,500	994,388
Univision Communications, Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 05/05/2028	4.000%	2,250,000	2,242,373
Total			53,233,155
Midstream 0.2%
Buckeye Partners LP(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.336%	517,154	513,839
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CQP Holdco LP(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	4.250%	2,394,000	2,381,647
GIP III Stetson I LP/II LP(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.340%	1,517,980	1,463,424
ITT Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	3.250%	2,571,429	2,563,406
Navitas Midstream Midland Basin LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 12/13/2024	4.750%	1,782,573	1,775,443
Prairie ECI Acquiror LP(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.840%	2,462,500	2,370,846
Stonepeak Lonestar Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.624%	1,151,613	1,153,259
Traverse Midstream Partners LLC(b),(m)
Term Loan
SOFR + 6.500% Floor 1.000% 09/27/2024	5.250%	2,502,535	2,479,086
Total			14,700,950
Oil Field Services 0.0%
ChampionX Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.625%	631,476	626,216
ChampionX Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 06/03/2027	6.000%	1,424,051	1,439,957

36	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lealand Finance Company BV(b),(e),(m)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.090%	8,649	4,324
Lealand Finance Company BV(b),(m)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	3.000%	111,837	48,021
MRC Global, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.090%	1,036,313	1,028,541
Total			3,147,059
Other Financial Institutions 0.1%
Freeport LNG Investments LLP(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 11/17/2028	4.000%	2,796,981	2,768,145
Trans Union LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	2.750%	2,664,517	2,646,211
1-month USD LIBOR + 5.000% 11/17/2029	5.099%	1,165,726	1,162,812
Total			6,577,168
Other Industry 0.1%
APi Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.590%	1,202,532	1,197,277
APi Group, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% 10/07/2028	2.832%	1,387,315	1,380,379
Hamilton Holdco LLC/Reece International Pty Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.140%	815,878	808,739
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hillman Group, Inc. (The)(b),(m),(n),(o)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	1.525%	421,941	418,776
Hillman Group, Inc. (The)(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.250%	1,761,603	1,748,391
Lightstone Holdco LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	1,289,449	1,112,794
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	72,727	62,763
Titan Acquisition Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.167%	1,605,732	1,564,079
Vericast Corp.(b),(m)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	8.750%	484,895	444,111
WireCo WorldGroup(b),(m)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	4.750%	1,311,190	1,302,996
Total			10,040,305
Packaging 0.3%
Altium Packaging LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.250%	1,730,435	1,698,301

Columbia Strategic Income Fund | First Quarter Report 2021	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Anchor Glass Container Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	802,576	697,382
BWAY Holding Co.(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	3.372%	2,000,000	1,958,500
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	4.500%	2,184,497	2,184,803
Flex Acquisition Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,060,793	1,051,680
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.131%	1,975,801	1,947,409
Graham Packaging Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.750%	1,900,787	1,884,688
Packaging Coordinators Midco, Inc.(b),(m),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/30/2027	4.250%	3,259,391	3,247,853
Pactiv Evergreen Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	4.000%	1,170,500	1,163,184
Pactiv Evergreen, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.340%	1,042,125	1,030,985
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tosca Services LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/18/2027	4.250%	992,500	991,885
Trident TPI Holdings, Inc.(b),(m),(n)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.202%	95,966	95,674
Trident TPI Holdings, Inc.(b),(m),(o)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.500%	676,557	674,500
Twist Beauty International Holdings S.A.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/20/2024	4.000%	188,798	183,134
Total			18,809,978
Pharmaceuticals 0.3%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.090%	3,218,925	3,187,251
3-month USD LIBOR + 2.750% 11/27/2025	2.840%	148,813	147,015
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.836%	1,213,768	1,193,826
Endo Luxembourg Finance Co. I SARL(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	2,677,316	2,599,352
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.076%	1,351,172	1,324,149

38	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Financing PLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	2,394,000	2,387,728
Mallinckrodt International Finance SA(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	6.250%	890,961	830,821
Organon & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	2,728,456	2,718,224
Sunshine Luxembourg VII SARL(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.500%	3,151,497	3,137,504
Total			17,525,870
Property & Casualty 0.3%
Asurion LLC(b),(m)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	5.340%	1,000,000	990,500
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	5.340%	2,144,019	2,121,249
Tranche B6 Term Loan
3-month USD LIBOR + 3.125% 11/03/2023	3.215%	218,173	217,219
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.090%	2,959,426	2,929,832
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.340%	1,338,871	1,317,449
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.340%	995,000	980,573
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	2.875%	2,485,884	2,437,285
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.000%	2,057,819	2,047,365
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.340%	1,952,349	1,912,384
3-month USD LIBOR + 3.750% 09/03/2026	3.840%	1,481,060	1,470,753
USI, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.132%	1,721,099	1,702,959
1-month USD LIBOR + 3.250% 12/02/2026	3.382%	989,937	980,661
Total			19,108,229
Restaurants 0.2%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.840%	4,638,335	4,528,174
Carrols Restaurant Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.350%	614,478	601,678
IRB Holding Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/15/2027	4.250%	850,714	846,614
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	2,092,405	2,076,336

Columbia Strategic Income Fund | First Quarter Report 2021	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.839%	1,488,361	1,484,640
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	3.750%	2,393,318	2,376,612
Total			11,914,054
Retailers 0.3%
Belk, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	299,690	298,084
Belk, Inc.(m)
1st Lien Term Loan
07/31/2025	5.000%	394,896	297,653
Burlington Coat Factory Warehouse Corp.(b),(m)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	2.100%	2,367,455	2,354,150
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	4.500%	4,367,000	4,364,292
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	3.250%	4,465,068	4,422,114
Osmosis Buyer Limited(b),(m),(n)
Delayed Draw Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	260,234	259,854
Osmosis Buyer Limited(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	2,081,872	2,078,832
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	3,990,000	3,969,053
Total			18,044,032
Technology 2.2%
Arches Buyer, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	3,277,230	3,243,868
Ascend Learning LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	856,442	848,948
Ascend Learning LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 11/17/2028	4.000%	1,917,184	1,904,607
1-month USD LIBOR + 5.750% Floor 0.500% 11/16/2029	6.250%	1,396,806	1,399,138
Atlas CC Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	2,155,162	2,154,860
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	438,338	438,277
Atlas Purchaser, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.000%	2,992,500	2,934,535
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.339%	1,843,084	1,837,168

40	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.089%	1,511,557	1,505,888
Camelot U.S. Acquisition 1 Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	3.090%	2,979,792	2,951,484
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	1,042,125	1,040,385
Celestica, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.217%	847,117	843,415
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	4.250%	2,573,787	2,552,888
CommScope, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.340%	5,414,810	5,269,314
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.000%	3,500,000	3,456,250
Cornerstone OnDemand, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.250%	2,509,017	2,494,389
Cyxtera DC Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,954,094	1,940,494
Dawn Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.882%	2,825,671	2,426,545
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.090%	4,110,061	4,092,347
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.342%	3,526,662	3,488,468
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	3,145,962	3,083,042
Everi Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	3.000%	2,390,614	2,379,092
Evertec Group LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.590%	2,379,519	2,372,832
Idemia Group SAS(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	5.250%	2,795,038	2,783,159
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,679,716	2,665,647
Informatica Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	2.875%	3,275,021	3,251,637
Ingram Micro Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	4.000%	1,381,154	1,377,701

Columbia Strategic Income Fund | First Quarter Report 2021	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Finance Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	4.917%	1,936,324	1,930,883
LogMeIn, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.839%	3,481,231	3,457,315
Loyalty Ventures, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	2,858,324	2,832,114
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.590%	1,892,155	1,873,631
MA FinanceCo LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.840%	333,686	329,681
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	1,580,312	1,596,778
Maxar Technologies Ltd.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.850%	2,721,934	2,695,286
McAfee LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.842%	2,682,617	2,679,076
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	4,109,883	4,068,784
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	4.250%	1,156,096	1,140,038
MKS Instruments, inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.251% Floor 0.500% 10/20/2028	2.750%	1,996,338	1,987,614
Monotype Imaging Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	5.750%	1,443,750	1,442,552
MYOB US Borrower LLC(b),(e),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.090%	1,270,750	1,254,866
Natel Engineering Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	7.250%	2,496,309	2,429,233
NCR Corp.(b),(e),(m)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.630%	1,477,330	1,445,937
Neustar, Inc.(b),(m)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.750%	1,773,378	1,772,403
Nielsen Finance LLC/VNU, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.089%	2,501,051	2,491,672
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	4,729,324	4,712,440

42	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pitney Bowes, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.100%	2,258,919	2,256,796
Plantronics, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.590%	2,276,149	2,207,227
Presidio Holdings Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.628%	1,733,703	1,725,034
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.100%	1,439,804	1,432,605
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	3.750%	2,000,000	1,979,440
Rackspace Technology Global, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,238,750	2,204,923
Riverbed Technology, Inc.(m),(p)
2nd Lien Term Loan
12/31/2026	0.000%	956,871	233,476
Riverbed Technology, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/31/2025	7.000%	2,034,020	1,831,249
Sabre GLBL Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	636,115	626,179
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	1,014,005	998,166
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	5.750%	1,154,145	1,152,460
Seattle SpinCo, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.840%	2,013,373	1,989,213
Sitel Group(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	4.250%	1,791,508	1,783,446
Sophia LP(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	4.000%	2,183,500	2,178,041
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	5.000%	684,098	685,808
Sovos Compliance LLC(b),(m),(n),(o)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	4.500%	118,137	118,433
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.840%	185,416	182,665
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.840%	150,515	148,282
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.840%	3,386,592	3,340,806
Tempo Acquisition LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	3.340%	2,656,785	2,656,785

Columbia Strategic Income Fund | First Quarter Report 2021	43

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TIBCO Software, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.350%	750,000	751,253
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.850%	1,505,491	1,486,672
TTM Technologies, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.586%	949,828	945,867
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.840%	1,960,000	1,948,985
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	2,977,525	2,959,838
UKG, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	1,516,415	1,520,676
Ultra Clean Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	3.840%	1,579,226	1,579,890
Veritas, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	1,822,719	1,811,327
Verscend Holdings Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.090%	2,493,750	2,487,516
Xperi Holding Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	3.590%	2,438,438	2,425,636
Total			152,525,375
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
First Student Bidco Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	1,646,593	1,629,617
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	607,803	601,537
Total			2,231,154
Wireless 0.1%
Numericable US LLC(b),(m)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.879%	2,934,275	2,871,921
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.850%	2,439,489	2,407,971
Total			5,279,892
Wirelines 0.1%
Level 3 Financing, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.840%	843,320	822,768
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.340%	1,473,750	1,443,361
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.090%	3,752,138	3,666,365
Total			5,932,494
Total Senior Loans (Cost $703,993,292)			697,792,319

44	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(e),(g)	11,272	231,076
Entertainment 0.0%
Cineworld Finance US, Inc.(g)	281,073	103,716
Media 0.0%
iHeartCommunications, Inc.(g)	11,995	223,407
Total Communication Services		558,199
Financials 0.0%
Diversified Financial Services 0.0%
Spectacle BidCo Holdings, Inc.(g)	95,238	204,089
Total Financials		204,089
Total Warrants (Cost $419,946)		762,288
Options Purchased Calls 0.0%
Value ($)
(Cost $6,300,540)	1,087,687

Options Purchased Puts 0.4%

(Cost $23,502,460)	27,793,536

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(q),(r)	125,454,726	125,442,180
Total Money Market Funds (Cost $125,442,180)		125,442,180
Total Investments in Securities (Cost: $6,976,612,287)		7,040,662,081
Other Assets & Liabilities, Net		(171,477,818)
Net Assets		6,869,184,263

At November 30, 2021, securities and/or cash totaling $89,547,457 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
541,031,878 MXN	25,977,427 USD	Citi	01/11/2022	954,322	—
30,875,458 EUR	35,203,456 USD	UBS	01/11/2022	129,245	—
Total				1,083,567	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	1,179	12/2021	EUR	178,736,400	1,441,811	—
Long Gilt	2,497	03/2022	GBP	315,321,160	4,442,476	—
U.S. Treasury 5-Year Note	4,715	03/2022	USD	572,393,635	1,646,766	—
Total					7,531,053	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,012)	12/2021	EUR	(174,438,440)	—	(1,913,873)
U.S. Treasury 10-Year Note	(12,412)	03/2022	USD	(1,623,644,750)	—	(13,015,645)
U.S. Ultra Treasury Bond	(924)	03/2022	USD	(185,319,750)	—	(3,690,971)
Total					—	(18,620,489)

Columbia Strategic Income Fund | First Quarter Report 2021	45

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	326,400,000	326,400,000	1.10	01/24/2022	3,002,880	449,845
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.00	07/08/2022	510,000	261,180
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	273,300,000	273,300,000	1.10	01/24/2022	2,787,660	376,662
Total							6,300,540	1,087,687

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	341,000,000	341,000,000	1.25	12/03/2021	5,285,500	8,482,409
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	277,800,000	277,800,000	1.75	07/15/2022	4,805,940	5,255,143
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	419,300,000	419,300,000	1.75	11/09/2022	9,811,620	10,794,585
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	342,800,000	342,800,000	1.50	05/20/2022	3,599,400	3,261,399
Total							23,502,460	27,793,536

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000,000)	(300,000,000)	2.20	03/17/2022	(5,610,000)	(844,710)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(289,000,000)	(289,000,000)	1.10	05/03/2022	(1,228,250)	(1,098,576)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(287,700,000)	(287,700,000)	1.25	05/23/2022	(1,064,490)	(933,443)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(287,700,000)	(287,700,000)	1.25	05/23/2022	(1,136,415)	(933,443)
Total							(9,039,155)	(3,810,172)

46	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(1,006,818)	—	—	—	(1,006,818)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(450,719)	—	—	—	(450,719)
Fixed rate of 2.653%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	05/14/2031	USD	116,000,000	(4,780,699)	—	—	—	(4,780,699)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	(1,713,828)	—	—	—	(1,713,828)
Total							(7,952,064)	—	—	—	(7,952,064)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	272,945	(2,200)	154,591	—	116,154	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	436,734,000	2,841,405	—	—	2,841,405	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.368	USD	11,500,000	(1,142,812)	5,750	—	(2,582,662)	1,445,600	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.368	USD	18,000,000	(1,788,750)	9,000	—	(2,217,942)	438,192	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.368	USD	10,000,000	(993,750)	5,000	—	(1,226,243)	237,493	—
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.100	USD	11,800,000	(831,532)	5,900	—	(612,023)	—	(213,609)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.100	USD	15,900,000	(1,120,454)	7,950	—	(863,545)	—	(248,959)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.368	USD	9,500,000	(944,063)	4,750	—	(2,112,821)	1,173,508	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.368	USD	9,500,000	(944,062)	4,750	—	(1,636,662)	697,350	—
Columbia Strategic Income Fund | First Quarter Report 2021	47

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.368	USD	10,000,000	(993,750)	5,000	—	(1,658,954)	670,204	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.368	USD	7,500,000	(745,313)	3,750	—	(1,204,033)	462,470	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.237	USD	14,500,000	(899,478)	7,250	—	(2,484,530)	1,592,302	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.237	USD	6,900,000	(428,028)	3,450	—	(1,039,316)	614,738	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.100	USD	11,800,000	(831,533)	4,917	—	(678,880)	—	(147,736)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	13,500,000	(1,341,563)	6,750	—	(2,993,796)	1,658,983	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	12,000,000	(1,192,500)	6,000	—	(2,415,369)	1,228,869	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	15,000,000	(1,490,625)	7,500	—	(2,488,431)	1,005,306	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.237	USD	18,600,000	(1,153,814)	—	—	(1,155,362)	1,548	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.174	USD	16,300,000	(1,074,781)	8,150	—	(783,318)	—	(283,313)
Total								(17,916,808)	95,867	—	(28,153,887)	11,226,563	(893,617)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	5.228%
3-Month USD LIBOR	London Interbank Offered Rate	0.173%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	6.809%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $4,157,764,569, which represents 60.53% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $210,789,667, which represents 3.07% of total net assets.
48	Columbia Strategic Income Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2021.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2021.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at November 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	At November 30, 2021, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 1.525%	388,186
National Mentor Holdings, Inc. Delayed Draw 1st Lien Term Loan 03/02/2028 3.750%	106,847
Sovos Compliance LLC Delayed Draw 1st Lien Term Loan 08/11/2028 4.500%	118,137
Trident TPI Holdings, Inc. Tranche B3 Term Loan 09/15/2028 4.500%	57,291

(p)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2021, the total value of these securities amounted to $233,476, which represents less than 0.01% of total net assets.
(q)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	346,572,782	468,025,047	(689,201,816)	46,167	125,442,180	(46,167)	36,946	125,454,726
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Columbia Strategic Income Fund | First Quarter Report 2021	49

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2021 (Unaudited)
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
50	Columbia Strategic Income Fund | First Quarter Report 2021

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